Share capital - Narrative (Details) £ / shares in Units, £ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2024 GBP (£) £ / shares shares	Mar. 31, 2025 GBP (£) £ / shares shares	Mar. 31, 2024 GBP (£) shares	Mar. 31, 2023 GBP (£)
Disclosure of classes of share capital [abstract]
Par value per share (GBP per share) | £ / shares		£ 0.1243129
Number of ordinary shares per ADS (in shares) | shares		5
Proceeds from issuing shares		£ 5	£ 2
Amount of unclaimed dividends derecognised		3	5
Net proceeds from issue of ordinary shares	£ 6,839
Transaction fees related to Rights Issue	£ 162	£ 162	£ 0	£ 0
Increase (decrease) In number of Rights Issued (in shares) | shares	1,085,000,000
Issue price (in GBP per share) | £ / shares	£ 6.45
Shares issued, number of ordinary shares, basis (in shares) | shares	7
Shares issued, number of ordinary shares, existing shares (in shares) | shares	24
Discount of issue price, percentage	33.00%
Bonus factor	1.0811	1.0811
Treasury stock (in shares) | shares		235,000,000	247,000,000
Treasury shares, market value		£ 2,377	£ 2,637
Treasury shares, gifted (in shares) | shares		9,000,000	4,000,000
Treasury stock, reissued (in shares) | shares		3,000,000	3,000,000
Shares reissued to employee share schemes as percent of ordinary shares		0.20%	0.20%
Treasury shares, reissued, nominal value		£ 1	£ 1
Gross proceeds from reissue of treasury shares		18	21
Purchase of own shares, employee share trusts		£ 11	£ 6
Maximum number of treasury shares held during the year (in shares) | shares		247,000,000	254,000,000
Treasury shares as percent of ordinary shares		4.80%	6.40%
Treasury shares, nominal value		£ 31	£ 32